TOUCHSTONE STRATEGIC TRUST | Touchstone Ohio Tax-Free Bond Fund
TOUCHSTONE OHIO TAX-FREE BOND FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Ohio Tax-Free Bond Fund (the “Fund”) seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 13, and in the Fund’s Statement of Additional Information (“SAI”) on page 31.

The Fund is a new series of Touchstone Strategic Trust (the "Trust"). On December 16, 2016, the Touchstone Ohio Tax-Free Bond Fund, a series of Touchstone Tax-Free Trust (the "Predecessor Fund"), was reorganized into the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund will be assumed by the Fund.  Certain financial and performance information included herein is that of the Predecessor Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Ohio Tax-Free Bond Fund - USD ($)	Touchstone OH Tax-Free Bond Fund Class A	Touchstone OH Tax-Free Bond Fund Class C	Touchstone OH Tax-Free Bond Fund Class Y	Touchstone OH Tax-Free Bond Fund Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none	none
Wire Redemption Fee	$ 15	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Ohio Tax-Free Bond Fund		Touchstone OH Tax-Free Bond Fund Class A	Touchstone OH Tax-Free Bond Fund Class C	Touchstone OH Tax-Free Bond Fund Class Y	Touchstone OH Tax-Free Bond Fund Institutional
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.38%	0.59%	0.38%	0.38%
Expenses (as a percentage of Assets)		1.13%	2.09%	0.88%	0.88%
Fee Waiver or Reimbursement	[2]	(0.28%)	(0.49%)	(0.28%)	(0.33%)
Net Expenses (as a percentage of Assets)	[2]	0.85%	1.60%	0.60%	0.55%
[1]	Other Expenses for Class Y and Institutional Class shares are estimated based on fees and expenses incurred by Class A shares of the Predecessor Fund. Class Y and Institutional Class shares of the Predecessor Fund commenced operations on August 31, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 0.85%, 1.60%, 0.60% and 0.55% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through December 15 , 2017, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Ohio Tax-Free Bond Fund - USD ($)	Touchstone OH Tax-Free Bond Fund Class A	Touchstone OH Tax-Free Bond Fund Class C	Touchstone OH Tax-Free Bond Fund Class Y	Touchstone OH Tax-Free Bond Fund Institutional
Expense Example, with Redemption, 1 Year	558	263	61	56
Expense Example, with Redemption, 3 Years	791	608	253	248
Expense Example, with Redemption, 5 Years	1,042	1,079	460	455
Expense Example, with Redemption, 10 Years	1,760	2,382	1,059	1,054

Assuming No Redemption
Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Ohio Tax-Free Bond Fund Touchstone OH Tax-Free Bond Fund Class C
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	608
Expense Example, No Redemption, 5 Years	1,079
Expense Example, No Redemption, 10 Years	2,382

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended June 30, 2016, the Predecessor Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in high-quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds, and industrial development bonds. High-quality, long-term Ohio municipal obligations are, for purposes of this Fund, considered to be obligations rated within the three highest rating categories, with remaining maturities of three years or more. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors.

The Fund invests primarily in Ohio municipal obligations rated within the three highest rating categories. The Fund may also purchase Ohio municipal obligations and other securities rated within the four highest rating categories. The Fund may purchase unrated obligations that Fort Washington Investment Advisors, Inc., the Fund's investment sub-advisor (“Fort Washington” or “Sub-Advisor”), determines to be of comparable quality. If a security’s rating is reduced below the four highest rating categories, the security will be sold. A security may also be sold due to changes in market conditions or the Sub-Advisor's outlook.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund’s shareholders.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks listed below.

Fixed-Income Risk: The market value of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. The negative impact on fixed-income securities if interest rates increase as a result could negatively impact the Fund’s net asset value.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

Management Risk: In managing the Fund’s portfolio, the Advisor may engage one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Municipal Securities Risk: The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy. In addition, the ongoing issues facing the national economy may negatively impact the economic performance of issuers of municipal securities.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event.

Prepayment Risk: Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Fund’s net asset value with a magnified effect on the total return.

State Risk: Political and economic conditions in the State of Ohio may impact the value of Ohio municipal obligations. The Fund may lose value due to decreased economic growth, increased unemployment and decreased tax revenue in the State of Ohio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section in the Fund’s prospectus.

The Fund’s Performance
The Fund will adopt the performance history of the Predecessor Fund. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays Municipal Bond Index. The bar chart does not reflect any sales charges, which would reduce your return. Past performance of the Predecessor Fund (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance for the Predecessor Fund is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Predecessor Fund — Class A Total Returns as of December 31

Best Quarter: Third Quarter 2009 5.43% Worst Quarter: Fourth Quarter 2010 (3.88)% The return of the Predecessor Fund's Class A shares for the nine months ended September 30, 2016 was 3.18%.
Average Annual Total Returns*For the periods ended December 31, 2015	[1]
Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Ohio Tax-Free Bond Fund	Label	1 Year	5 Years	10 Years
Bloomberg Barclays Municipal Bond Index	Bloomberg Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.30%	5.35%	4.72%
Touchstone OH Tax-Free Bond Fund Class A	Return Before Taxes	(2.29%)	3.80%	3.62%
Touchstone OH Tax-Free Bond Fund Class A | After Taxes on Distributions	Return After Taxes on Distributions	(2.32%)	3.76%	3.55%
Touchstone OH Tax-Free Bond Fund Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.05%	3.72%	3.61%
Touchstone OH Tax-Free Bond Fund Class C	Return Before Taxes	0.81%	4.06%	3.35%

[1]	Returns are not presented for Class Y and Institutional Class shares of the Predecessor Fund. Those share classes commenced operations on August 31, 2016. Performance information for Class Y and Institutional Class shares will be shown when those share classes have a full calendar year of operations.